Ellington Financial Mortgage Trust 2022-4 ABS-15G

Exhibit 99.03

Exception Grades
Run Date - X/X/XXXX X:XX:XX AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	XXE Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
218287312				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Missing Document	General	Missing Document	Missing Document: Cash-Out Utilization not provided						Reviewer Comment (XXXX-XX-XX): Transaction is Rate & Term, Cash out letter is not required. Exception Cleared Buyer Comment (XXXX-XX-XX): disclosure uploaded	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
218287313				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.						Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): please see RCE	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	A	C	A			A	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Assignment of Leases/Rents not provided						Reviewer Comment (XXXX-XX-XX): Cleared. Buyer Comment (XXXX-XX-XX): Can you please clarify what document you are looking for?	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: X	Note Date: XX/XX/XXXX; Lien Position: X	The FNMA-CU score is X.X and the FHLMC-LCA did not provide a risk score, a CDA/ARR valuation is required.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): CDA uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXX	X/X/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Prepayment penalty period is blank.		Prepayment Addendum to the Note is not dated and penalty period is blank.				Reviewer Comment (XXXX-XX-XX): Amended PPP provided. Exception cleared. Buyer Comment (XXXX-XX-XX): Note and addendum uploaded	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX PM	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.	Lender Exception approved to allow no primary housing history due to borrower living rent free vs program restriction that borrowers without mortgage or rental history, including borrowers living rent-free, are not eligible but will be considered on an exception basis. Exception can be waived after conditions of DSCR Affidavit and Affidavit from mother are provided as conditions of exception.	The representative FICO score exceeds the guideline minimum by at least XX points.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least X months.

The Loan to Cost (LTC) on the loan is less than the guideline maximum.	Calculated Loan To Cost (LTC): XX.XX%; Guideline Max Loan to Cost (LTC): XX.XX%	SitusAMC SitusAMC Originator	Reviewer Comment (XXXX-XX-XX): Comp factors used to waive exception

Buyer Comment (XXXX-XX-XX): Exception uploaded

Reviewer Comment (XXXX-XX-XX): The credit memo references DTI which is not DSCR. Lender exception is required.

Buyer Comment (XXXX-XX-XX): Please see XXX Policy

Reviewer Comment (XXXX-XX-XX): Conditions of Lender Exception not met. Please provide DSCR Affidavit from Borrower and Mother signed and Notarized prior to CTC. Additionally LOE from the mother does not reflect that any misrepresentation that she could be held liable as reflected on the Lender Exception already provided.

																	Buyer Comment (XXXX-XX-XX): Exception uploaded			X/XX/XXXX X:XX:XX PM	X	B	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Email from Appraisal Review states the appraisal was declined with corrections/condition requirements. Corrected/updated appraisal is missing				Reviewer Comment (XXXX-XX-XX): Appraisal approval provided. Exception cleared. Buyer Comment (XXXX-XX-XX): Appraisal approval Buyer Comment (XXXX-XX-XX): Appraisal and SSR uploaded	XX/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Appraiser Certification of Non Influence not provided.				Reviewer Comment (XXXX-XX-XX): Appraisal already consist of Appraiser Certification of Non Influence , Exception cleared. Buyer Comment (XXXX-XX-XX): Please see page XX of the appraisal	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		XXXX reflects additional financed properties. Please provide corrected XXXX to reflect other investment properties.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): XXXX Uploaded Reviewer Comment (XXXX-XX-XX): Corrected XXXX did not appear to upload. Buyer Comment (XXXX-XX-XX): XXXX Uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287316				XXXXXXXX	XXXXXXXXXX-XXX	X/X/XXXX XX:XX:XX PM	Compliance	Loan Package Documentation	Closing / Title	Loan Package Documentation	(Missing Doc) PUD Rider was not provided.		Appraisal reflects subject property is a PUD. Missing PUD Rider. Additionally Security Instrument does not reflect a PUD Rider is required.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): Mortgage with PUD Rider	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	PA	Investment	Purchase		D	B	C	B			D	A		N/A	No
218287320				XXXXXXXX	XXXXXXXXXX-XXXX	XX/XX/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided						Reviewer Comment (XXXX-XX-XX): Received Certificate of Good Standing , Exception cleared. Buyer Comment (XXXX-XX-XX): Certificate of Good Standing uploaded for your review.	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
218287320				XXXXXXXX	XXXXXXXXXX-XXXX	XX/XX/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Bylaws not provided						Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): Bylaws uploaded for your review.	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
218287320				XXXXXXXX	XXXXXXXXXX-XXXX	XX/XX/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (XXXX-XX-XX): Received Approval , Exception cleared. Buyer Comment (XXXX-XX-XX): Approval uploaded for your review.	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
218287320	XXXXXXXX	XXXXXXXXXX-XXXXX	XX/XX/XXXX XX:XX:XX PM	Credit	Guideline	Guideline Issue	Guideline	Verification of housing pay history is required.	Please provide evidence primary is owned free and clear and evidence of paid taxes and insurance.	The representative FICO score exceeds the guideline minimum by at least XX points.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XX%.

The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .XX.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least X months.

Borrowers made a down payment from their own funds on this purchase transaction of at least X% and $XXXX.	Down payment of XX%.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC,Originator	Reviewer Comment (XXXX-XX-XX): Lender exception granted due to the following compensating factors.

Buyer Comment (XXXX-XX-XX): Lender exception uploaded for your review.

Reviewer Comment (XXXX-XX-XX): a lender exception is going to be needed as the rent free guidelines do not reference DSCR, only DTI.

																	Buyer Comment (XXXX-XX-XX): Please see rent free letter attached			X/X/XXXX XX:XX:XX PM	X	B	X/XX/XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
218287320				XXXXXXXX	XXXXXXXXXX-XXX	XX/XX/XXXX XX:XX:XX PM	Credit	Insurance	Insurance Documentation	Insurance	Hazard Insurance Error: Subject address is missing from evidence of insurance.						Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): The subject property is listed under the "Description of Insured Property" on the EOI.	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	B			A	A		N/A	No
218287321				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is missing.				Reviewer Comment (XXXX-XX-XX): Received Approval document, doc associated. Exception Cleared Buyer Comment (XXXX-XX-XX): Uploaded approval.	X/XX/XXXX XX:XX:XX AM			X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287321	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Points Fee was last disclosed as $X.XX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $XXXX	Reviewer Comment (XXXX-XX-XX): SitusAMC Received valid COC dated XX/XX therefore no cure required.

Buyer Comment (XXXX-XX-XX): Uploaded X/XX COC.

Reviewer Comment (XXXX-XX-XX): SitusAMC received COC dated XX/XX however, the actual fee was increased on the LE dated XX/XX/XX and no valid COC is available for the same.
Kindly provide COC with reason for increase or additional docs to validate the change on LE or need cure documents.

Buyer Comment (XXXX-XX-XX): Uploaded XX/XX/XXXX Closing Disclosure & COC.

																	Buyer Comment (XXXX-XX-XX): Uploaded XX-XX-XXXX Closing Disclosure & Corresponding COC.	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287321	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Mortgage Broker Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $XXXX	Reviewer Comment (XXXX-XX-XX): SitusAMC received valid COC dated XX/XX/XXXX.

Buyer Comment (XXXX-XX-XX): Uplaoded.

Reviewer Comment (XXXX-XX-XX): SitusAMC Received COC dated XX/XX stating "Rate change to X.XXX from X.XXX due to price change" which is not valid. Please provide valid COC with additional information which can explain why Mortgage Broker Fee increased on LE dated XX/XX or cure required.

Buyer Comment (XXXX-XX-XX): Uploaded X/XX COC.

Reviewer Comment (XXXX-XX-XX): SitusAMC received COC dated XX/XX however, the actual fee was increased on the LE dated XX/XX/XX and no valid COC is available for the same.
Kindly provide COC with reason for increase or additional docs to validate the change on LE or need cure documents.

																	Buyer Comment (XXXX-XX-XX): Uploaded XX-XX-XXXX Closing Disclosure & Corresponding COC.	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287321				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX)	Appraisal Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $XXXX				Reviewer Comment (XXXX-XX-XX): SitusAMC sufficient cure received at closing. Buyer Comment (XXXX-XX-XX): Uploaded XX-XX-XXXX Closing Disclosure & Corresponding COC.	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287321	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX AM	Credit	Guideline	Guideline Issue	Guideline	Refi Purpose reflects Rate/Term and cash out greater than the lesser of X% of the loan amount or $XXXX.	Cash to Borrower: $XXXX; Total Cash Out: $XXXX; Refi Purpose: Rate/Term	Reviewer Comment (XXXX-XX-XX): Cleared

																	Buyer Comment (XXXX-XX-XX): The loan paid off a first & second mortgage that were satisfactorily seasoned as per XXXguideline X.X:The principal amount of the Loan may not exceed the sum of (i) the amount needed to pay off eligible mortgage debt plus (ii) the closing costs to settle and qualify for the Loan, plus (iii) the amount of escrows, impounds and prepaids required from the Borrowers in connection with settling the Loan, and (iv) a nominal amount of cash to the Borrowers, not to exceed the lessor of X% of Loan principal or $X,XXX. For the purposes hereof, eligible mortgage debt includes the first lien mortgage encumbering the Subject Property, and junior lien mortgages that either (x) were originated concurrent with the acquisition of the Subject Property, of (y) are seasoned. For the purpose hereof, a closed end mortgage loan is seasoned if it was originated more than one year prior to the closing of the refinance (one year prior to the Date of the Loan), No further cure required.	X/XX/XXXX XX:XX:XX AM			X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287321				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX X:XX:XX AM		X	A	X/X/XXXX	MD	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287322				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Missing Lender's Conditional approval.				Reviewer Comment (XXXX-XX-XX): Received Approval document, doc associated. Exception Cleared Buyer Comment (XXXX-XX-XX): Please see attached Approval and XXXX	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	LA	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287322				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXXX. (XXXX)	Fee change without a valid change of circumstance.				Reviewer Comment (XXXX-XX-XX): SitusAMC received XX/XX VCC. Buyer Comment (XXXX-XX-XX): Please see COC	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287323				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (XXXX-XX-XX): Received Approval document, doc associated. Exception Cleared Buyer Comment (XXXX-XX-XX): I have uploaded the Conditional Loan Approval and the XXXX for your review.	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287323				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Final Closing Discllsure discloses Lender's $XXXX cure credit				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX XX:XX:XX PM		X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287326	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX AM	Credit	Missing Document	General	Missing Document	Missing Document: Evidence of Access to Funds not provided	Reviewer Comment (XXXX-XX-XX): As per policy update , we do not require access letter for personal accounts (#XXXX), Exception cleared.

Buyer Comment (XXXX-XX-XX): Evidence Businesses Owned over X years

Buyer Comment (XXXX-XX-XX): Percentage of Ownership Businesses

																	Buyer Comment (XXXX-XX-XX): Pls advise which account you are referring to, I've provided the KX to show bwr is XXX% for XXX XXX, XXX and XXX. All other accounts are in bwr name	X/XX/XXXX XX:XX:XX PM			X	A	XX/XX/XXXX	CA	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287328	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided	Reviewer Comment (XXXX-XX-XX): Received updated Approval & XXXX, docs associated. Exception Cleared

Buyer Comment (XXXX-XX-XX): The approval is correct reflects borrower X income of $XX,XXX.XX and BX income of $XX,XXX.XX match the XXXX; the variance is the Net rental income of $X,XXX which is not going to show up on the approval - please clear or escalate

Reviewer Comment (XXXX-XX-XX): DTI and borrower income as per clarity is same as XXXX with doc ID XXX , required revised approval document with DTI and borrower income corrected same as XXXX (Doc ID XXX), Exception remains.

Buyer Comment (XXXX-XX-XX): see final XXXX

Reviewer Comment (XXXX-XX-XX): Received approval however DTI , borrower income is mismatch from XXXX, Exception remains.

																	Buyer Comment (XXXX-XX-XX): see approval	X/XX/XXXX XX:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO XX% Method	Ability to Repay (Dodd-Frank XXXX): Unable to verify Real Estate Owned income (XX% Method) using reasonably reliable third-party records. (XXXX/XX% Vacancy Method)	Missing lease and verification of lease payments received.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): see lease agreement which encompasses both properties provided on related finding	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO XX% Method	Ability to Repay (Dodd-Frank XXXX): Unable to verify Real Estate Owned income (XX% Method) using reasonably reliable third-party records. (XXXX/XX% Vacancy Method)	Missing lease and verification of lease payments received.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): see lease agreement which encompasses both properties provided on related finding	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Loan Estimate disclosed X appraisal fee of $XXX. Closing disclosure shows X appraisal fees of $XXXX and $XXXX.				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX PM		X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)					Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX PM		X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXX): General Ability-to-Repay requirements not satisfied.	Missing leases on investment properties.				Reviewer Comment (XXXX-XX-XX): Cleared	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation per lender request.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): see lease agreement which encompasses both properties provided on related finding	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX AM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within XX business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX					Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Buyer Comment (XXXX-XX-XX): see VVOE	X/XX/XXXX XX:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX AM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, Address: XXXX, XXXX Lease Agreement, Statement Lease Agreement, Statement	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): see mortgage statements and HOI for both investment properties. corresponding property reports previously uploaded with the original credit package

Buyer Comment (XXXX-XX-XX): -

Reviewer Comment (XXXX-XX-XX): please also provide the mortgage statement for each property.

																	Buyer Comment (XXXX-XX-XX): see lease agreement which encompasses both properties	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287328	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX AM	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): Property report and Fraud report reflect free and clear, X/X HOI does not reflect a mortgagee clause

Buyer Comment (XXXX-XX-XX): -

Reviewer Comment (XXXX-XX-XX): We required XX months housing history VOR /VOM for property #XXXX XXX, XXX  which is missing in file  ,HOI shows Mortgagee clause on it , Exception remains.

																	Buyer Comment (XXXX-XX-XX): see property report confirming XXXX XXX is a commercial loan , see credit supplement for XXXX XXX property	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287333	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: X	Note Date: XX/XX/XXXX; Lien Position: X	CDA or ARR required unless SRR scores from both FNMA and FHLMC are X.X or less. Both reports were provided and the reports provided no score, which requires a CDA/ARR valuation.	Reviewer Comment (XXXX-XX-XX): Received CDA from XXX dated XX/XX/XXXX with a value of $XXX,XXX at X% value variance, doc associated. Exception Cleared

Buyer Comment (XXXX-XX-XX): Uploaded CDDA

Reviewer Comment (XXXX-XX-XX): Cda provided is not for the subject property

Buyer Comment (XXXX-XX-XX): Uploaded CDA

Reviewer Comment (XXXX-XX-XX): Based upon updated guidance a CDA is now required

																	Buyer Comment (XXXX-XX-XX): Please review guidelines. As long as one of the scores is under X.X a CDA is not required	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	NC	Second Home	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287333				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire. Fee Amount of $XXXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (XXXXX)	Final Closing Disclosure discloses a $XXXX Lender cure credit				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX XX:XX:XX AM		X	A	X/XX/XXXX	NC	Second Home	Purchase	Final CD evidences Cure	D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287333				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year X	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year X of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	HOA Dues on appraisal are indicated as $XXXX annually; however, HOA transaction history (Doc ID XXXX) shows the HOA dues are billed quarterly and the most recent assessment was $XXX.				Reviewer Comment (XXXX-XX-XX): SitusAMC received a PCCD correcting non escrowed property costs and LOE. Buyer Comment (XXXX-XX-XX): Uploaded PCCD		X/X/XXXX X:XX:XX AM		X	B	X/XX/XXXX	NC	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287333				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Credit	Asset	Asset Calculation / Analysis	Asset	Available for Closing is insufficient to cover Cash From Borrower.	Documented qualifying Assets for Closing of $XXXX is less than Cash From Borrower $XXXX.					Reviewer Comment (XXXX-XX-XX): FNMA didn't require verification of withdrawal since less than XX% needed for funds to close. Buyer Comment (XXXX-XX-XX): Uploaded assets	XX/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	NC	Second Home	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287333	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX	XXXX #XXX one month statement less than two months required	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): These accounts were not used. Please see XXXX.

Reviewer Comment (XXXX-XX-XX): The X pages for the December statement is only for the XX-X-X account.  The file is still missing the December statement for the XX-X-X account to complete a full X months of verification.

Buyer Comment (XXXX-XX-XX): I uploaded X months (December and January). Why do you need X months?

Reviewer Comment (XXXX-XX-XX): This statement already provided. Need the previous months statement.

																	Buyer Comment (XXXX-XX-XX): Uploaded assets	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NC	Second Home	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287333				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: XXXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX	XXXX #XXX one month statement less than two months required				Reviewer Comment (XXXX-XX-XX): Cleared Reviewer Comment (XXXX-XX-XX): This statement already provided. Need the previous months statement. Buyer Comment (XXXX-XX-XX): Uploaded assets	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NC	Second Home	Purchase		D	B	C	A	C	B	D	A	Non QM	Non QM	No
218287334	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	HOEPA is failing due missing Assignment Notice.	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): This loan is not exempt from high cost testing

																	Buyer Comment (XXXX-XX-XX): This is an A-XX Non-qm loan with an alert for high priced which is acceptable. Finding is for QM agency loan not this program.	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	HOEPA is failing due missing Disclosure.	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): This loan is not exempt from high cost testing.  Exception remains.

																	Buyer Comment (XXXX-XX-XX): This is an A-XX Non-qm loan with an alert for high priced which is acceptable. Finding is for QM agency loan not this program.	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of X.XXXXX% is in excess of the allowable maximum of X.XXXXX% of the Federal Total Loan Amount. Points and Fees of $XXXX on a Federal Total Loan Amount of $XXXX vs. an allowable total of $XXXX (an overage of $XXXX or .XXXXX%). Non-Compliant High Cost Loan.	HOEPA is failing due missing Assignment Notice.	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): Compliance report still does not include admin fee nor tax service fee. Exception remains

Buyer Comment (XXXX-XX-XX): Latest compliance report uploaded

Reviewer Comment (XXXX-XX-XX): Latest XXX is passing high cost testing counting $XX,XXX.XX in fees, however, testing is not including the $XXXX Administration fee or the $XX.XX tax service fee. Lender's testing appears flawed.

Buyer Comment (XXXX-XX-XX): Compliance report uploaded. XXX may have warnings or Alerts for non-qm products. Final result Safe-harbor

Reviewer Comment (XXXX-XX-XX): This loan is not exempt from high cost testing.  Exception remains.

																	Buyer Comment (XXXX-XX-XX): This is an A-XX Non-qm loan with an alert for high priced which is acceptable. Finding is for QM agency loan not this program.	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase	(X) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (X) Assuming option (a) is selected, a copy of refund check and proof of mailing; (X) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	HOEPA is failing due missing Counseling list.	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): LOX uploaded

Reviewer Comment (XXXX-XX-XX): Correction: missing the disclosure is a waterfall exception to the fact the loan is a High Cost Loan exceeding X% points and fees at limitation. High cost loans require specific protocols be followed through the origination process. These are facts taht cannot be undone

Buyer Comment (XXXX-XX-XX): What is required to clear this exception? The exception information states "HOEPA is failing due missing Counseling list." List has been provided. List has been provided.

Reviewer Comment (XXXX-XX-XX): This loan is not exempt from high cost testing

																	Buyer Comment (XXXX-XX-XX): Home counseling disclosure uploaded	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXX)	Administration Fee was not disclosed on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-XX-XX): SitusAMC received the initial CD, exception is cleared. Buyer Comment (XXXX-XX-XX): The initial CD and COC for X.XX.XX have been uploaded	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Appraisal Fee was last disclosed as $XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-XX-XX): SitusAMC received the initial CD, exception is cleared. Buyer Comment (XXXX-XX-XX): Change of circumstances issued X.XX.XX associated with appraisal fee increase.	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Transfer Tax Fee was last disclosed as $XXXX on LE but disclosed as $XXXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXXX-XX-XX): SitusAMC received the initial CD, exception is cleared.

Buyer Comment (XXXX-XX-XX): Change of circumstances uploaded

																	Buyer Comment (XXXX-XX-XX): Please see CD issued X.XX.XX with COC	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Overdisclosed	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/XX/XX/XXXX)	Actual annual property taxes are $XXXX per tax certificate in file.				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX PM		X	A	X/XX/XXXX	NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287334				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (X) business days prior to closing. (Initial/XX/XX/XXXX)	Initial Closing Disclosure was provided on XX/XX/XXXX and Closing Date is XX/XX/XXXX.				Reviewer Comment (XXXX-XX-XX): SitusAMC received the initial CD, exception is cleared. Buyer Comment (XXXX-XX-XX): Initial CD uploaded	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	NV	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX					Reviewer Comment (XXXX-XX-XX): Recertification provided. Exception cleared. Buyer Comment (XXXX-XX-XX): Uploaded XXXXD	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term		D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX					Reviewer Comment (XXXX-XX-XX): XXX of recertification on value provided. Exception cleared. Buyer Comment (XXXX-XX-XX): Uploaded XXXXD	X/X/XXXX X:XX:XX AM			X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term		D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: X	Note Date: XX/XX/XXXX; Lien Position: X	Secondary Valuation not provided.				Reviewer Comment (XXXX-XX-XX): CDA provided. Exception cleared.	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term		D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided		Desk Review is missing.				Reviewer Comment (XXXX-XX-XX): CDA provided. Exception cleared Buyer Comment (XXXX-XX-XX): Uploaded CDA	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term		D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Appraisal Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $XXXX.				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX XX:XX:XX AM		X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Transfer Tax Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $XXXX				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX XX:XX:XX AM		X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term	Final CD evidences Cure	D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287338				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	State Compliance	Misc. State Level	Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified)	Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.					Reviewer Comment (XXXX-XX-XX): cleared	X/X/XXXX XX:XX:XX AM			X	A	X/X/XXXX	MN	Primary	Refinance - Rate/Term		D	A	C	A	B	A	D	A	Non QM	Non QM	No
218287339				XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided						Reviewer Comment (XXXX-XX-XX): Received Approval , Exception cleared. Buyer Comment (XXXX-XX-XX): Uploaded final conditional approval	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287339				XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (XXX, ComplianceEase, etc.) not provided						Reviewer Comment (XXXX-XX-XX): Received Compliance Report , Exception cleared. Buyer Comment (XXXX-XX-XX): Uploaded compliance report	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287339	XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXX.XX. Insufficient or no cure was provided to the borrower. (XXXX)	Missing valid Change of Circumstance for increased $XXXX Loan Discount Fee amount disclosed in Initial Closing Disclosure dated XX/XX/XXXX. Final Closing Disclosure does not disclosed a Lender cure credit.	Reviewer Comment (XXXX-XX-XX): SitusAMC received COC dated XX/XX/XXXX.

Buyer Comment (XXXX-XX-XX): Uploaded COC

Reviewer Comment (XXXX-XX-XX): SitusAMC received duplicate copy of executed final CD however, there is no credit provided under section J of CD towards increased discount points and condo document fee.
Kindly provide valid COC for increase in fee or need cure documents .

																	Buyer Comment (XXXX-XX-XX): The Loan Discount Points of $XXXX was cured at closing. Please review executed closing disclosure.	X/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287339	XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Condo Documents. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXX)	$XXXX Condo Documents fee paid by Borrower at closing disclosed in Section C of Initial, Intervening and Final Closing Disclosures. Final Closing Disclosure does not disclosed a Lender cure credit.	Reviewer Comment (XXXX-XX-XX): SitusAMC received Corrected PCCD, Letter of Explanation, Copy of Refund check & Proof of Mailing.

Buyer Comment (XXXX-XX-XX): Fee cured

Reviewer Comment (XXXX-XX-XX): SitusAMC  Received a comment from the seller stating that the property was identified as Condo right from the beginning. In that case the Condo Documents fee should have been disclosed from the initial LE dated X/XX/XXXX. Please provide a valid COC stating the actual resaon why this fee was added on CD dated XX/XX/XXXX or provide cure documents.

Buyer Comment (XXXX-XX-XX): This was identified as a condo from the beginning. The purchase contract states it is a condo. A cure is not required.

Buyer Comment (XXXX-XX-XX): There was a change to the payoff figures. Other than that the Loan calculations on page X remained the same. A new X day waiting should not be required as nothing material changed.

Reviewer Comment (XXXX-XX-XX): SitusAMC received COC dated XX/XX/XXXX which indicates "Change Property type to Condo and Loan type or Program changed". However as per Appraisal report (XXXX) the property  is Condo. Please provide COC with  more information on what was the change and when it occurred or identified by the lender which required the addition of "Condo Documents Fee" to validate and rebaseline the fee or provide cure. Cure consists of Corrected CD, LOE to borrower, proof of mailing and copy of refund check.

Buyer Comment (XXXX-XX-XX): Uploaded COC

Reviewer Comment (XXXX-XX-XX): SitusAMC received duplicate copy of executed final CD however, there is no credit provided under section J of CD towards increased discount points and condo document fee.
Kindly provide valid COC for increase in fee or need cure documents .

																	Buyer Comment (XXXX-XX-XX): The $XXXX Condo Documents fee was cured as closing. Please see executed closing CD.		X/XX/XXXX X:XX:XX AM		X	B	X/XX/XXXX	FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX Statement	Statement is missing.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): Mortgage coupon and closing statement uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (XXX, ComplianceEase, etc.) not provided		Compliance Report is missing.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): Compliance report uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Missing	RESPA Disclosure Rule (Dodd-Frank XXXX): Creditor did not provide List of Homeownership Counseling Organizations to borrower.	Homeownership Counseling List is not provided.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): disclosure uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	State Compliance	State Defect	(TXXX(a)(X)) Texas Cash-out Loan (Loan closed prior to expiration of XX-day cooling off period)	Texas Constitution Section XX(a)(X): Loan closed prior to expiration of XX-day cooling off period as required by Section XX(g) and Section XX(a)(X)(M)(i).					Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): The XX day cooling period was met. Application was X/X/XX, closed X/XX/XX	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other	Refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.	C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	State Compliance	Misc. State Level	(TXXX(a)(X)) Texas Cash-out Loan (T-XX Endorsement Not Obtained)	Texas Constitution Section XX(a)(X): Acceptable FNMA title insurance endorsements not obtained for home equity loan. Although the loan file contains the T-XX Endorsement, there is no evidence the Title Policy includes the Texas T-XX.X endorsement. (The loan is a Texas Section XX (a)(X) home equity loan.)					Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): E-mail from title confirming endorsements	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other	The endorsements would be required at the time of original title policy issuance, there is not an obvious remediation	C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXX)	Second Appraisal Fee was last disclosed as $X.XX on LE and on Final Closing Disclosure as $XXXX. File does not contain a valid COC for this fee. Lender credits provided $X.XX	Reviewer Comment (XXXX-XX-XX): Situs AMC upon further review received a LOX for Appraisal fee

Buyer Comment (XXXX-XX-XX): LOX uploaded

																	Buyer Comment (XXXX-XX-XX): Initial LE disclosing appraisal at XXX.XX	X/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is missing secondary valuation product required for securitization.		UCDP reports have been provided and the CU score is X and the LCA has a score of X, a CDA is required.				Reviewer Comment (XXXX-XX-XX): CDA provided. Exception cleared. Buyer Comment (XXXX-XX-XX): CDA uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	State Compliance	State Defect	(TXXX(a)(X)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided)	Texas Constitution Section XX(a)(X): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan.	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): disclosure uploaded

Reviewer Comment (XXXX-XX-XX): The document provided is not the "Acknowledgment as to Fair Market Value of Homestead Property".

																	Buyer Comment (XXXX-XX-XX): Disclosure uploaded	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (X) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (X) refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	Compliance	High Cost Indicator Test	Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file.					Buyer Comment (XXXX-XX-XX): XXXhas elected to waive this exception			X/XX/XXXX X:XX:XX AM	X	B	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287341	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	State Compliance	State Defect	(TXXX(a)(X)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	Texas Constitution Section XX(a)(X): Acknowledgment of the Fair Market Value not provided to borrower at or before closing.	Fair market acknowledgement signed XX/XX/XXXX. Note date is XX/XX/XXXX.	Reviewer Comment (XXXX-XX-XX): Document delivered to the borrower.

Buyer Comment (XXXX-XX-XX): Yes please escalate.  Thank you

Reviewer Comment (XXXX-XX-XX): the signed copy would need to be from prior to consummation. If you are unable to provide i can escalate to see if there is another option.

Buyer Comment (XXXX-XX-XX): Per the exception remediation "To Remediate: the lender or holder may either: (X) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR." A copy has been provided. What else is needed to clear this?

																	Buyer Comment (XXXX-XX-XX): Disclosure uploaded		X/X/XXXX X:XX:XX AM		X	B	X/XX/XXXX	TX	Primary	Refinance - Cash-out - Other	To Remediate: the lender or holder may either: (X) Deliver to the borrower the required disclosure documents and obtain an executed copy; OR, (X) refund or credit the borrower $X,XXX and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree. Letter of explanation and proof of delivery of cure documents required, and, if cured with refund or credit, copy of refund check or evidence of principal reduction also required.	C	B	C	A	C	B	C	A	Non QM	Non QM	No
218287343				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Missing Lender's Conditional Approval.				Reviewer Comment (XXXX-XX-XX): Received Approval document, doc associated. Exception Cleared Buyer Comment (XXXX-XX-XX): The Conditional Loan Approval and the XXXX are attached for your review.	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX XXXX-C (XXXX), VVOE - Employment Only	Missing XXXX-C for XXXX				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): The signed and dated XXXXC is attached for your review.	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer.					Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): The disclosure was sent to the Borrower on X-XX-XXXX. See the Disclosure Tracking Summary for your review.	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-X	Missing Final HUD-X: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-X: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-X requirement. EVX informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (XXXX-XX-XX): Settlement Statement used.			X/XX/XXXX XX:XX:XX AM	X	B	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	ATR/QM	Investment Property submitted as Non-QM / Exempt from ATR	Ability to Repay (Dodd-Frank XXXX): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.	Tested as non-QM per client direction.				Reviewer Comment (XXXX-XX-XX): waived			X/X/XXXX XX:XX:XX PM	X	B	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX PM	Credit	Income / Employment	Income Documentation	Income / Employment	Verification(s) of employment is not within XX business days of the Note.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Reviewer Comment (XXXX-XX-XX): Received Work # VVOE within XX days of Note showing Active employment, doc associated & system updated. Exception Cleared

																	Buyer Comment (XXXX-XX-XX): The employment verification for the Borrower completed within XX days of Closing is attached for your review.	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX AM	Credit	Income / Employment	Income Documentation	Income / Employment	The verification of employment is required and was not found in file.	Borrower: XXXX // Employment Type: Employment / Income Type: Wages / Start Date: XX/XX/XXXX	Reviewer Comment (XXXX-XX-XX): Cleared

																	Buyer Comment (XXXX-XX-XX): I am attaching the Work Number verification of the Borrower's current employment with XXX. I am sorry, I thought I uploaded this to you when you wanted the verification of employment verified within XX days of the Note Date.	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287343	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely	ECOA Valuations Rule (Dodd-Frank XXXX): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (X) business days of application or determination of first lien status.	Buyer Comment (XXXX-XX-XX): XXXelects to waive this exception

Buyer Comment (XXXX-XX-XX): My Team Lead has asked for the final Exception to be escalated for review.  This is a Business Purpose loan and is not applicable.

Reviewer Comment (XXXX-XX-XX): The Disclosure provided is not signed by the borrower, and the borrower did not select a response. The disclosure tracking information is post dated, and does not indicate the disclosure was acknowledged by the borrower. The prior disclosure tracking  (XX/XX/XXXX), does not indicate the borrower received the document within X days of application.

																	Buyer Comment (XXXX-XX-XX): The initial disclosures including the " Right to Receive a Copy of the Appraisal" disclosure is attached and the Disclosure Summary for your review.			XX/XX/XXXX XX:XX:XX AM	X	B	X/XX/XXXX	CA	Investment	Refinance - Rate/Term		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287347	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (X) business days from transaction date of XX/XX/XXXX.	Reviewer Comment (XXXX-XX-XX): cleared

Buyer Comment (XXXX-XX-XX): Official Interpretation of XX(b)(X) Notice of right to rescind. X. Format. The notice must be on a separate piece of paper, but may appear with other information such as the itemization of the amount financed. The material must be clear and conspicuous, but no minimum type size or other technical requirements are imposed. The notices in appendix H provide models that creditors MAY use in giving the notice. Nothing in the reg states that the models must be used. Using the wrong rescission model form does not trigger a right of rescission. This is a technical violation of Reg Z, that doesn’t cause harm to the borrower. The forms are comparable and the right of rescission the requirement has been met.

Reviewer Comment (XXXX-XX-XX): Please provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form.

																	Buyer Comment (XXXX-XX-XX): PCCD and Settlement statement uploaded	X/X/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287347	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $XXXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXX)	Fee change without a valid change of circumstance.	Reviewer Comment (XXXX-XX-XX): Situs AMC upon further review the fees are within tolerance.

Buyer Comment (XXXX-XX-XX): Per the LOX, the borrower was not provided a SSPL due to a glitch in the system. This means the title fees, including the title endorsement fee would be held at a XX% tolerance and should be moved to section B of the CD. Comparison of the LE and CD do not reflect a cure is required. Please review and advise if a PCCD with the fees moved to section B would clear this.

Reviewer Comment (XXXX-XX-XX): SitusAMC received Letter of Explanation, but no justification was provided for the Title - Endorsement fee outsourced by the borrower - chosen provider. Also, further review Title - Endorsement fee disclosed is in section C of CD and not disclosed any of the LE's. Moreover, we are unable to determine from the file whether the borrower shopped for service. The file does not contain a "SSPL".  Tolerance category will be reevaluated when SPPL is received. Or else Cure is required Cure consists of corrected CD, LOE to borrower, proof of mailing, and copy of refund check.

Buyer Comment (XXXX-XX-XX): Please see LOX

Reviewer Comment (XXXX-XX-XX): Please provide SSPL document because we are  unable to determine allocation of fees to providers and determine if the fee addition is acceptable or requires cure.

																	Buyer Comment (XXXX-XX-XX): PCCD uploaded. Borrower shopped for title services. Title fees are in the unlimited tolerance category	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287350	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided	The Approval was not provided for review.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

Buyer Comment (XXXX-XX-XX): I have provided the Conditional Loan Approval and the XXXX for your review.

																	Buyer Comment (XXXX-XX-XX): I have provided the Final Conditional Approval and XXXX for your review.	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287350	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	Missing Non-Required Data	Disbursement Date Missing	Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of XX/XX/XXXX used as disbursement date for compliance testing.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

																	Buyer Comment (XXXX-XX-XX): The Final Settlement Statement confirming Disbursement Date of XX-XX-XXXX is attached for your review.	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287350				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	Missing, Incorrect, or Incomplete HUD-X	Missing Final HUD-X: Title Co. Closing Statement Used For Fee Testing Non Material	Missing Final HUD-X: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. Investment occupancy with business purpose cert in file. Business purpose loans exempt from RESPA HUD-X requirement. EVX informational finding to indicate which document was used to source fees for any applicable testing.					Reviewer Comment (XXXX-XX-XX): Waived without Compensating Factors. Buyer Comment (XXXX-XX-XX): The "Certified True Copy" of the Final Settlement Statement is attached for your review.			X/X/XXXX X:XX:XX AM	X	B	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287350				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM	Investment Property submitted as Non-QM / Exempt from ATR	Ability to Repay (Dodd-Frank XXXX): Improper Originator Loan Designation. Investment property not subject to Ability to Repay requirements.	The subject property is an investment property and was submitted as a non-QM loan excluding it from the ability to repay requirements.				Buyer Comment (XXXX-XX-XX): XXXelects to waive this exception			X/XX/XXXX X:XX:XX PM	X	B	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287350				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Credit	Missing Document	General	Missing Document	Missing Document: Source of Funds/Deposit not provided		The source of the Earnest Money Deposit was not provided for review.				Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Buyer Comment (XXXX-XX-XX): The wire transfer and confirmation of the proceeds from XXXX XXX are attached for your review.	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287350	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Business Return Transcripts (XXXX), Transcripts (XXXX) (XXXX), W-X Transcript (XXXX)	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): The XXXX-S Transcripts are uploaded for your review.

Reviewer Comment (XXXX-XX-XX): XXXXs have been provided , please provide the transcripts

Buyer Comment (XXXX-XX-XX): The Borrower's K-X income has been reported on the personal tax transcripts and should be sufficient.

Reviewer Comment (XXXX-XX-XX): For loan programs SP JXX – Select Jumbo Full Doc XXXrequires the Lender, when tax returns are used to determine the qualifying income, to process the executed XXXX-C and obtain full tax return transcripts for that tax year.

Buyer Comment (XXXX-XX-XX): Please escalate for an additional review of this Exception.  The current tax year is XXXX and the K-X income is reported on the personal XXXX's; therefore, business transcripts are not required per XXXGuidelines. Please refer to section XX.X.X of the XXXGuides.

Reviewer Comment (XXXX-XX-XX): Borrowers transcripts received, however still missing the Business Transcripts which are required for J-XX. Exception remains.

Buyer Comment (XXXX-XX-XX): I do not see the XXXX Transcripts in your loan file so I am uploading them again for your review.

																	Buyer Comment (XXXX-XX-XX): The XXXX Tax Transcripts are attached for your review. All incomes used to qualify have been confirmed on the XXXX transcripts.	X/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Investment	Purchase		C	B	C	A	B	B	A	A	Non QM	N/A	No
218287352				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		The Loan Approval was not provided for review.				Reviewer Comment (XXXX-XX-XX): Received Approval , Exception cleared. Buyer Comment (XXXX-XX-XX): see approval	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287352	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions Test	TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after XX/XX/XXXX contains a change in APR and was not received by borrower at least three (X) business days prior to consummation	Reviewer Comment (XXXX-XX-XX): SitusAMC received the interim CD and VCC, exception is cleared.

Buyer Comment (XXXX-XX-XX): see X-XX CD and COC reflecting changes to program, loan type and loan amount. relocked

Buyer Comment (XXXX-XX-XX): -

Reviewer Comment (XXXX-XX-XX): The XX/XX CD is not located in file. Please provide for review however the threshold for a X day waiting period is .XXX%. X.XXX-X.XXX=.XXX% over the threshold.

Buyer Comment (XXXX-XX-XX): X/XX CD reflects APR of X.XXX%, while the X/XX CD reflects the APR decreased to APR of X.XXX% - not material

Reviewer Comment (XXXX-XX-XX): X/XX CD was not received by the consumer until X/XX using mailbox rule.  Closing was X/XX.  This is a timing exception and has no observable cure.

Buyer Comment (XXXX-XX-XX): see CD, CD tracking

Buyer Comment (XXXX-XX-XX): -

Reviewer Comment (XXXX-XX-XX): SitusAMC received rebuttal that X-XX CD reflects APR of X.XXX%.  However, this CD is not found in file.  Only X-X-XX Initial CD and Final CD issued X-XX are located in file and X-X CD reflects the lower X.XXX% APR.  Provide missing disclosure and proof of receipt if needed.

																	Buyer Comment (XXXX-XX-XX): X/XX CD reflects APR of X.XXX% vs final CD on X/XX reflecting a decrease in the APR to X.XX% - not material	XX/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	TRID timing exception, no remediation available.	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287352				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)					Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX XX:XX:XX PM		X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287352	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX Return Transcripts (XXX), Transcripts (XXXX) (XXXX)	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): please see business tax transcripts

Reviewer Comment (XXXX-XX-XX): Received XXXX transcripts, still missing XXXXS transcripts. Exception Remains.

Buyer Comment (XXXX-XX-XX): see tax transcripts

Reviewer Comment (XXXX-XX-XX): Still missing Business Transcripts and XXXX Transcripts for XXXX

																	Buyer Comment (XXXX-XX-XX): see signed returns both business and personal	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287352	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Credit	Title	Document Error	Title	There is no dollar amount noted on the title policy.	Preliminary policy amount	Reviewer Comment (XXXX-XX-XX): Supplemental Report provided with amount of $X,XXX,XXX shown.

Reviewer Comment (XXXX-XX-XX): Proposed insured amount is not listed on the prelim title

																	Buyer Comment (XXXX-XX-XX): see proposed insured	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
218287353				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		Missing tr-merged credit report for Borrower dated within XX days of Note date documenting minimum tradeliine, payment histpory and qualifying credit score under approved XXXX or XXXX program. - Missing tri-merged credit report for Borrower dated within XX days of Note date documenting minimum tradeliine, payment histpory and qualifying credit score under approved XXXX or XXXX program				Reviewer Comment (XXXX-XX-XX): Received Credit Report, doc associated & system updated. Exception Cleared Buyer Comment (XXXX-XX-XX): Credit Report	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of X is less than Guideline representative FICO score of XXX.	- Missing tri-merged credit report for Borrower dated within XX days of Note date documenting minimum tradeliine, payment histpory and qualifying credit score under approved XXXX or XXXX program	Reviewer Comment (XXXX-XX-XX): Received Credit Report & FICO score is XXX which meets guideline requirement, doc associated & system updated. Exception Cleared

																	Buyer Comment (XXXX-XX-XX): Credit Report with Credit Scores.	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial XXXX	Missing Document: Missing Lender's Initial XXXX						Reviewer Comment (XXXX-XX-XX): Received Initial XXXX, doc associated. Exception Cleared Buyer Comment (XXXX-XX-XX): XXXX	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Final Closing Disclosure discloses a $XXXX Lender cure credit for $XXXX Appraisal Fee tolerance				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX PM		X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Missing recent XX months VOM for XXXX #XXX secured by subject property verifyting maximum XXX with XXX in the last X months from Note date.	Reviewer Comment (XXXX-XX-XX): Received Credit Report XX months reviewed shows No late payment, doc associated & system updated. Exception Cleared

																	Buyer Comment (XXXX-XX-XX): Credit Report has been uploaded reflecting XX month XXXMortgage Tradeline paid as a agreed.	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		Evidence of access XXXX #XXXX to XXXX business funds (CPA Letter) is dated XX/XX/XXXX XXX days > XXX days on XX/XX/XXXX Note date				Reviewer Comment (XXXX-XX-XX): Received updated CPA letter dated XX/XX/XX Buyer Comment (XXXX-XX-XX): Updated CPA letter.	X/X/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287353				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Proof of self-employment and proof of ownership percentage in XXXX is > XXX days oid on Note date. CPA Letter is dated XX/XX/XXXX XXX days > XXX days on XX/XX/XXXX Note date				Reviewer Comment (XXXX-XX-XX): Received updated CPA letter dated XX/XX/XX Buyer Comment (XXXX-XX-XX): Updated CPA letter.	X/X/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		D	A	D	A	B	A	A	A	Non QM	Non QM	No
218287355	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (X) business days of application. Initial Loan Estimate dated XX/XX/XXXX was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/XX/XX/XXXX)	Initial Loan Estimate dated XX/XX/XXXX was electronically provided to borrower, but was not signed within X days of application date.	Reviewer Comment (XXXX-XX-XX): SitusAMC received document stating it was sent through Encompass fulfillment service.

Buyer Comment (XXXX-XX-XX): If econsent wasn’t provided, which it wasn’t in this case, XXX sent the package via mail which is captured in the fulfillment box within disclosure tracking, this loan is compliant Please clear this is done thru Ellie fullfilment.

Reviewer Comment (XXXX-XX-XX): SitusAMC upon further review required LOX stating the same in order to clear the exception.

Buyer Comment (XXXX-XX-XX): If econsent wasn’t provided, which it wasn’t in this case, XXX sent the package via mail which is captured in the fulfillment box within disclosure tracking, this loan is compliant

																	Buyer Comment (XXXX-XX-XX): LE Fulfilment	X/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287355	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XX/XX/XXXX, prior to three (X) business days from transaction date of XX/XX/XXXX.	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): The subject loan last day of recission was XX/XX/XXXX per the NORTC and uploaded the Funding verification worksheet that validates funds were not disbursed until X/XX/XXXX. Please clear

Buyer Comment (XXXX-XX-XX): Funding Verification

																	Buyer Comment (XXXX-XX-XX): NORTC	XX/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287355				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXX)	X% tolerance exceeded by $XXXX due to Loan Discount Points Fee increase. No Valid Changed Circumstance provided, and there was no evidence of a cure in file.				Reviewer Comment (XXXX-XX-XX): SitusAMC received valid COC dated X/XX/XX. Buyer Comment (XXXX-XX-XX): Uploaded COC Buyer Comment (XXXX-XX-XX): COC	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	Reviewer Comment (XXXX-XX-XX): The XXX.XX is paid by the business bank statements support this

Buyer Comment (XXXX-XX-XX): business pays this expense - hence it was excluded

Reviewer Comment (XXXX-XX-XX): Unable to clear - It appears the XXXX Lease of $XXXX monthly was not included in Lender debt calculation. Missing evidence of termination of lease to exclude.

																	Buyer Comment (XXXX-XX-XX): loan is a non-qm	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank XXXX): The DTI calculated in accordance with the Lenders Guidelines and XXXX.XX(c)(X) of XX.XXXXX% moderately exceeds the guideline maximum of XX.XX%. (DTI Exception is eligible to be regraded with compensating factors.)	It appears the XXXX Lease of $XXXX monthly was not included in Lender debt calculation. Missing evidence of termination of lease to exclude.	Reviewer Comment (XXXX-XX-XX): Paid by business payment reflected in business bank statements

Buyer Comment (XXXX-XX-XX): business pays this expense - hence it was excluded

Reviewer Comment (XXXX-XX-XX): Unable to clear - It appears the XXXX Lease of $XXXX monthly was not included in Lender debt calculation. Missing evidence of termination of lease to exclude.

																	Buyer Comment (XXXX-XX-XX): see approval and XXXX	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Settlement Service Provider Status	TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.	The Borrower was not provided the List of Settlement Providers.				Reviewer Comment (XXXX-XX-XX): SitusAMC received SSPL Disclosure	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $X,XXX.XX plus XX% or $X,XXX.XX. Insufficient or no cure was provided to the borrower. (X)	XX% tolerance was exceeded by $XXXX due to increase of fees. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include $XX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXXX-XX-XX): SitusAMC received a sufficient cure at closing for the fees were exceeds XX% tolerance.

Buyer Comment (XXXX-XX-XX): The SSPL will not reflect the title company that was shopped for becasue this was borrower shopped/chosen. The SSPL will only reflect the company that we used to disclose the initial fees. Please re-review and clear as the borrower did shop for these fees and is not subject to a tolerance.

Reviewer Comment (XXXX-XX-XX): There are not any fee's listed on the final CD that are paid to they companies on the SSPL therefore the borrower did not use a provider they choose.

Buyer Comment (XXXX-XX-XX): sspl is not intended to be all inclusive, the list says at the top " to get you started with shopping" when the borrower shops they aren't limited to only the providers on the list.

Reviewer Comment (XXXX-XX-XX): Unable to clear the SSPL does not reflect the company the fees were actually paid to listed on the final CD

																	Buyer Comment (XXXX-XX-XX): see sspl - borrower shopped and there were redisclosures for changed fees	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXX)	Loan Discount Points Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXXX-XX-XX): SItusAMC received a valid COC on XX/XX for the Loan Discount point increased due to Lock extension. Also, supporting rate lock conformation was provided in original file.

Buyer Comment (XXXX-XX-XX): see detailed coc

Reviewer Comment (XXXX-XX-XX): The COC must be specific of the changes made

Buyer Comment (XXXX-XX-XX): please review the COC form, additional information states that the program changed, the pricing changed, the interest only months changed. these are valid COC. Rate lock per initial LE, ended X-XX, at that time the loan lock was extended.

Reviewer Comment (XXXX-XX-XX): SitusAMC received COC dated X/XX stating loan locked whereas the loan was already locked on X/XX at a discount of X.XXX% as per Rate lock document available.However, the LE disclosed on XX/XX did not reflect the discount points and it was later added on XX/XX without any new valid change circumstance. Exception remains. Kindly provide cure documents for the same.

																	Buyer Comment (XXXX-XX-XX): see redisclosure-program change / buy price change	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - SubEscrow Fee. Fee Amount of $XXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXX)	Sub Escrow Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXXX-XX-XX): SitusAMC received SSPL disclosure confirming borrower shopped and fee in section C.

Reviewer Comment (XXXX-XX-XX): There are not any fee's listed on the final CD that are paid to they companies on the SSPL therefore the borrower did not use a provider they choose.

Buyer Comment (XXXX-XX-XX): sspl is not intended to be all inclusive, the list says at the top " to get you started with shopping" when the borrower shops they aren't limited to only the providers on the list.

Reviewer Comment (XXXX-XX-XX): Unable to clear the SSPL does not reflect the company the fees were actually paid to listed on the final CD

																	Buyer Comment (XXXX-XX-XX): see sspl, borrower shopped	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXXX)	Wire Funding Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Provide a post-close CD disclosing the tolerance cure to include $XXXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.	Reviewer Comment (XXXX-XX-XX): SitusAMC received SSPL disclosure confirming borrower shopped and fee in section C.

Reviewer Comment (XXXX-XX-XX): There are not any fee's listed on the final CD that are paid to they companies on the SSPL therefore the borrower did not use a provider they choose.

Buyer Comment (XXXX-XX-XX): sspl is not intended to be all inclusive, the list says at the top " to get you started with shopping" when the borrower shops they aren't limited to only the providers on the list.

Reviewer Comment (XXXX-XX-XX): Unable to clear the SSPL does not reflect the company the fees were actually paid to listed on the final CD

																	Buyer Comment (XXXX-XX-XX): see sspl, borrower shopped	X/X/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of XXX% exceeds Guideline total debt ratio of XX.XXXXX%.	The DTI of XXX% exceeds guidelines DTI of XX%. XXXX lease of $XXX was not paid off with cash out.	Reviewer Comment (XXXX-XX-XX): Paid by business payment reflected in business bank statements

Buyer Comment (XXXX-XX-XX): business pays this expense - hence it was excluded

Buyer Comment (XXXX-XX-XX): my DTI is less than XX%

Buyer Comment (XXXX-XX-XX): my loan details show a dti of less than XX%, this is with the XXXX debt included. Please review and advise. I don't see that the application or other docs required the XXXX debt to be paid off.

Reviewer Comment (XXXX-XX-XX): Unable to clear - The DTI of XX.XXXX% exceeds guidelines DTI of XX%. XXXX Motor lease of $XXXX was not paid off with cash out.

																	Buyer Comment (XXXX-XX-XX): see updated info and rebuttal	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank XXXX): Based on the loan failing one or more guideline components, the loan is at ATR risk.	There is a DTI mismatch due to additional debt from XXX at $XXX per month.	Reviewer Comment (XXXX-XX-XX): Paid by business payment reflected in business bank statements

Buyer Comment (XXXX-XX-XX): business pays this expense - hence it was excluded

Buyer Comment (XXXX-XX-XX): My DTI is less than XX%

Buyer Comment (XXXX-XX-XX): my loan details show a dti of less than XX%, this is with the XXXX debt included. Please review and advise. I don't see that the application or other docs required the XXXX debt to be paid off.

Reviewer Comment (XXXX-XX-XX): Unable to clear - The DTI of XX.XXXX% exceeds guidelines DTI of XX%. XXXX Motor lease of $XXXX was not paid off with cash out.

Buyer Comment (XXXX-XX-XX): SEE APPROVAL AND XXXX

																	Buyer Comment (XXXX-XX-XX): see feedback	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of X.XX is less than Guideline PITIA months reserves of X.XX.	XXXX account with balance of $XXXX was omitted from debt calculation. After removing XXX balance from available assets reserves are X.XX months. Unable to add C/O proceeds as X months from Borrowers own funds not available.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Lender exception added to include Cash-out funds.

Buyer Comment (XXXX-XX-XX): SEE APPROVED EXCEPTION

Reviewer Comment (XXXX-XX-XX): The XXX debt must be paid either prior to closing or deducted from the balance, since it is showing as an outstanding debt and must be paid in a timely matter. Per GL the debt must be included in the ratios or deducted from the Asset balance.

Buyer Comment (XXXX-XX-XX): can you clarify why the XXX is deducted from the reserves?

Reviewer Comment (XXXX-XX-XX): Unable to add cash out proceeds to reserves as Borrower does not have X months of own funds after deduction of open XXX account.

Buyer Comment (XXXX-XX-XX): this is a cash out refi and the cash out is being applied to the required reserves. Please review executed CD which indicates over XXXk cash out.

Reviewer Comment (XXXX-XX-XX): There are not any fee's listed on the final CD that are paid to they companies on the SSPL therefore the borrower did not use a provider they choose.

Reviewer Comment (XXXX-XX-XX): The final XXXX does not list the funds for the retirement account with Schwab listed on the initial XXXX of XXXXXX.XX nor does it list the stock account with Ameritrade of XXXXX.XX. There are also no docs on file to support these accounts. Please provide an updated final XXXX and the additional asset docs.

Buyer Comment (XXXX-XX-XX): Please clarify how you are calculating the reserves. My UW has indicated total reserves required are XX,XXX.XX, and that the actual reserves are over XXXk, removing XXk from over XXXk is still going to result in more than X months reserves.
PITIA = XXXX.XX / PITIA required reserves=XX,XXX, additional reserves required $XX,XXX, total reserves required are XX,XXX. Borrowers subject Property PITIA Reserves (total available) is $XXX,XXX.XX

Reviewer Comment (XXXX-XX-XX): Unable to clear -required reserves is X months after removing the XXX balance the reserves left is only X month

																	Buyer Comment (XXXX-XX-XX): see additional info - reserves are sufficient	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXXX exceeds tolerance of $XXX.XX plus XX% or $XXX.XX. Sufficient or excess cure was provided to the borrower at Closing. (X)					Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX AM		X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287356	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Reserves are XXX months ($XXXX) from borrower's own funds and (XXX months with loan proceeds). Allow cash-out proceeds to satisfy the reserve requirements vs. program requirements for cash out refinances, borrower must have the first X months PITIA reserves of their own eligible funds, not including the cash-out proceeds. Reserve requirement exceeding X months may come from cash-out funds.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least XX%.

Borrower has worked in the same position for more than X years.

Borrower has verified disposable income of at least $XXXX.

Borrower has owned the subject property for at least X years.

Borrower has been employed in the same industry for more than X years.

														The representative FICO score exceeds the guideline minimum by at least XX points.	Credit Score is XXX, XX points > program requirement of XXX.	SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC SitusAMC,Originator	Reviewer Comment (XXXX-XX-XX): Compensating Factors used to waive Exception.			X/XX/XXXX XX:XX:XX AM	X	B	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	A	A	A	Non QM	Non QM	No
218287357				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval is missing.				Reviewer Comment (XXXX-XX-XX): Received approval document , Exception cleared. Buyer Comment (XXXX-XX-XX): XXXX and Approval.	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287357				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Missing Bank Statements from XX/XX/XXXX to XX/XX/XXXX for the XXXX account ending in XXXX, to verify the Bank Statement income.				Reviewer Comment (XXXX-XX-XX): Statements provided. Exception cleared. Buyer Comment (XXXX-XX-XX): Cal Bank XXXX XX.XXXX-XX.XXXX	XX/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287359				XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of $XXXX exceeds tolerance of $X.XX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Tolerance exceeded with cure provided.				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX XX:XX:XX AM		X	A	X/XX/XXXX	FL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287359				XXXXXXXX	CPXXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX AM	Credit	Credit	Credit Documentation	Credit	Missing Document: Compliance Report (XXX, ComplianceEase, etc.) not provided		Missing Compliance Report.				Reviewer Comment (XXXX-XX-XX): Received compliance report, doc associated. exception cleared. Buyer Comment (XXXX-XX-XX): XXX Report	XX/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287359				XXXXXXXX	CPXXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX AM	Credit	Hazard Insurance	Document Error	Hazard Insurance	Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.						Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Buyer Comment (XXXX-XX-XX): EOI with amended Mortgagee Clause.	XX/XX/XXXX X:XX:XX PM			X	A	X/XX/XXXX	FL	Primary	Refinance - Rate/Term		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287360				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX AM	Credit	XXXX	Missing Document	XXXX	Missing Lender's Initial XXXX/Application.		Missing Lender’s Initial XXXX for XXXX, XXXX and XXXX				Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Buyer Comment (XXXX-XX-XX): The initial XXXX(s) are attached for your review. The XXX signed later after XXX.	X/X/XXXX XX:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX AM	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Preliminary does not reflect a proposed title policy amount. Amended title report or supplement indicating proposed amount is not in file.				Reviewer Comment (XXXX-XX-XX): Cleared Buyer Comment (XXXX-XX-XX): The Title Supplemental Report and Title Commitment is attached for your review.	X/XX/XXXX XX:XX:XX PM			X	A	X/X/XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX XX:XX:XX AM	Credit	Missing Document	General	Missing Document	Incomplete Document: XXXX Final is incomplete	XXXX Lender’s Initial and Final XXXX and XXXX Initial and Final Citizenship section of XXXXs are not completed (blank). Borrowers to complete and acknowledge completed section.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

																	Buyer Comment (XXXX-XX-XX): I have updated the final XXXX(s) with Citizenship status completed. The Borrower should not have to sign, I have confirmed the information is correct with them.	X/X/XXXX XX:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXX	X/XX/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	XXXX Error: Citizenship Source Documentation was not provided	Missing proof of citizenship for non-occupant Borrowers. XXXX Lender’s Initial and Final XXXX and XXXX Lender’s Initial and Final Citizenship section of XXXXs are not completed (blank).	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

																	Buyer Comment (XXXX-XX-XX): I have updated the final XXXX(s) with CItizenship status completed. I have confirmed the information is correct with the Borrowers.	X/X/XXXX XX:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Rate/Term		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than X Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on XXX/XX/XXXX, prior to three (X) business days from transaction date of XXX/XX/XXXX.	XX/XX/XXXX disbursement date is before XX/XX/XXXX earliest disbursement date based on Right to Cancel signed XX/XX/XXXX	Reviewer Comment (XXXX-XX-XX): this has been cured

Buyer Comment (XXXX-XX-XX): Please clear. Rescission has ended

Reviewer Comment (XXXX-XX-XX): Can cure after rescission period has ended.

Buyer Comment (XXXX-XX-XX): I have submitted the RTC, LOE to the Borrower to explain Rescission is re-opened and the tracking label confirming it has been sent to the Borrower.

Reviewer Comment (XXXX-XX-XX): The Right to Cancel (RTC) is dated XX/XX/XXXX which is prior to the transaction date of XXX/XX/XXXX, with an expiration date of XXX/XX/XXXX, and signed on XXX/XX/XXXX. Therefore a new RTC is required  for all borrower's, and the Rescission period must be re-opened, as the borrower did not receive the required rescission period. Exception remains.

																	Buyer Comment (XXXX-XX-XX): Please see the email confirmation from the Closing Attorney. The Borrower signed on X-XX, loan disbursed on X-XX and disbursed X-XX. Once the funding wire is received we then release the file to record. Once we have recording confirmation we disburse funds. This is sufficient.		X/XX/XXXX XX:XX:XX PM		X	B	X/X/XXXX	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Disclosed Right to Cancel expiration date XX/XX/XXXX. Actual expiration date XX/XX/XXXX based on Right to Cancel signed XX/XX/XXXX	Reviewer Comment (XXXX-XX-XX): this has been cured

Buyer Comment (XXXX-XX-XX): Please clear.  Rescission has ended.

Reviewer Comment (XXXX-XX-XX): Can cure after rescission period has ended.

Buyer Comment (XXXX-XX-XX): I have submitted the RTC, LOE to the Borrower to explain Rescission is re-opened and the tracking label confirming it has been sent to the Borrower.

Reviewer Comment (XXXX-XX-XX): The Right to Cancel (RTC) is dated XX/XX/XXXX which is prior to the transaction date of XXX/XX/XXXX, with an expiration date of XXX/XX/XXXX, and signed on XXX/XX/XXXX. Therefore a new RTC is required  for all borrower's, and the Rescission period must be re-opened, as the borrower did not receive the required rescission period. Exception remains.

																	Buyer Comment (XXXX-XX-XX): Please see the email confirmation from the Closing Attorney. The Borrower signed on X-XX, loan disbursed on X-XX and disbursed X-XX. Once the funding wire is received we then release the file to record. Once we have recording confirmation we disburse funds. This is sufficient.		X/XX/XXXX XX:XX:XX PM		X	B	X/X/XXXX	CA	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Final Closing Disclosure discloses a $XXXX Lender cure credit for Appraisal Fee tolernace	Reviewer Comment (XXXX-XX-XX): SitusAMC Sufficient cure provided at closing.

																	Buyer Comment (XXXX-XX-XX): A Lender Credit was given to the Borrower's at closing for $XXXX for under disclosing the Appraisal Fee.	X/X/XXXX X:XX:XX AM			X	A	X/X/XXXX	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287360	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXXX exceeds tolerance of $X.XX. Insufficient or no cure was provided to the borrower. (XXXX)	Missing valid Change of Circumstance. Lender cure credit for $XXXX tolerance is not disclosed	Reviewer Comment (XXXX-XX-XX): SitusAMC Received corrected PCCD dated XX/XX along with copy of check, Proof of mailing and LOE.

																	Buyer Comment (XXXX-XX-XX): The Refund Check for $XXX.XX, copy of the Fedex slip, the LOE to the Borrower and the PCCD are attached for your review.		X/X/XXXX X:XX:XX AM		X	B	X/X/XXXX	CA	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287361	XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing.; Sec ID: X	Note Date: XX/XX/XXXX; Lien Position: X	Loan is to be securitized, missing secondary valuation.	Reviewer Comment (XXXX-XX-XX): cleared

Reviewer Comment (XXXX-XX-XX): No longer required as FNMA UCDP is X.

Buyer Comment (XXXX-XX-XX): Uploaded the SSR which reflects a Score of X. Therefore this is used as the secondary valuation

																	Buyer Comment (XXXX-XX-XX): SSR	X/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Appraisal is missing.; Sec ID: X	Note Date: XX/XX/XXXX; Lien Position: X	Loan is to be securitize, missing Appraisal in the loan file.				Reviewer Comment (XXXX-XX-XX): Appraisal report provided. Buyer Comment (XXXX-XX-XX): Uploaded Appraisal Buyer Comment (XXXX-XX-XX): Appraisal	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.	Disaster Name: WILDFIRES Disaster Declaration Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX					Reviewer Comment (XXXX-XX-XX): Appraisal dated XX/XX/XXXX provided and reflects no damage. Buyer Comment (XXXX-XX-XX): Uploaded Appraisal Buyer Comment (XXXX-XX-XX): Appraisal	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		Missing primary Appraisal.				Reviewer Comment (XXXX-XX-XX): Appraisal provided. Buyer Comment (XXXX-XX-XX): Uploaded Appraisal Buyer Comment (XXXX-XX-XX): Appraisal	X/X/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Missing Document	General	Missing Document	Missing Document: Desk Review not provided	Missing secondary appraisal.	Reviewer Comment (XXXX-XX-XX): cleared

Reviewer Comment (XXXX-XX-XX): No longer required as FNMA UCDP is X.

Buyer Comment (XXXX-XX-XX): Uploaded the SSR with a Risk Score of X as the secondary valuation.

																	Buyer Comment (XXXX-XX-XX): SSR	X/XX/XXXX X:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361	XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: HOA Questionnaire not provided	Missing document.	Reviewer Comment (XXXX-XX-XX): Received updated information. Cleared.

Buyer Comment (XXXX-XX-XX): XXX does not require a thorough project review for the project types and transactions described in the following table
Detached Condo Unit--A detached condo is defines as any condo unit that is completely detached from the other condo units in the project. The unit may share no adjoining walls, ceilings, floors or other attached architectural elements (such as breezeways or garages) with any neighboring unit. A detached condo unit may be in a project consisting soley of detached units or in a development containing a mixture of attached and detached units. Site condos in which the unit in qhich the unit owner owns the detached condo unit and the land upon in which the unit is builtare a type of detached condo. The waiver of project review applies for new and established projects,
																	Please clear this exception	X/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	CA	Primary	Purchase		D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361				XXXXXXXX	XXXXXXXXXX-XXXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year X	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year X of XXXX on Final Closing Disclosure provided on XX/XX/XXXX not accurate. (Final/XX/XX/XXXX)	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year X as $X,XXX on page X; however the HOA dues total $XXXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXXX monthly which is correct. Provide a post-close CD correcting the Escrow Account section on page X and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (XXXX-XX-XX): SitusAMC Received PCCD and LOE. Buyer Comment (XXXX-XX-XX): Uploaded PCCD, LOE, and Tracking Buyer Comment (XXXX-XX-XX): Ko Tracking Buyer Comment (XXXX-XX-XX): PCCD-LOE		XX/XX/XXXX X:XX:XX AM		X	B	X/XX/XXXX	CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287361				XXXXXXXX	XXXXXXXXXX-XXXX	X/X/XXXX XX:XX:XX AM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Tolerance exceeded with cure provided.				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/X/XXXX X:XX:XX PM		X	A	X/XX/XXXX	CA	Primary	Purchase	Final CD evidences Cure	D	B	D	A	B	B	D	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	Address: XXXX, OR, Address: XXXXStatement Statement	Statement is missing.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

Buyer Comment (XXXX-XX-XX): Please see Interest Only HELOC statement for REO XXX and corresponding credit report tradeline reflecting the interest only payment.  Be advised XXXused a conservative payment of $XXXX.XX in the DTI calculation.   In addition, please see the Xnd mortgage loan statement for REO XXX reflecting terms and payment, matching the XXXX.  Thank you.

Reviewer Comment (XXXX-XX-XX): Statement provided (D XXXX) for the second lien of $XXX,XXX, still does not provide the payment amount. Unable to verify the payment amount of $X,XXX.XX shown on the XXXX. Also missing the Mortgage statement for the second lien of $XXX,XXX for the property located at XXXXX XXX Dr. to verify the payment amount of $X,XXX.XX.

																	Buyer Comment (XXXX-XX-XX): Mortgage Statements with Impounds	X/X/XXXX XX:XX:XX AM			X	A	X/X/XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided	Approval is missing.	Reviewer Comment (XXXX-XX-XX): Cleared

Buyer Comment (XXXX-XX-XX): XXX

Buyer Comment (XXXX-XX-XX): XXXX NW XXX, XXXX XXX and XXXX XXX are paid by XXX and is reflected on the XXXX. Please exclude from DTI.
Also, there is XXXurance on the subject property. Please see policy and include in DTI.

Reviewer Comment (XXXX-XX-XX): Please provide an Updated XXXX and Approval due to the confirmed REO payments and debts/expenses ($XX,XXX.XX),  and the DTI being over a X% variance to the Approval and XXXX provided. Exception remains

Buyer Comment (XXXX-XX-XX): Documentation has been provided. Please clear exception.  Thank you.

Reviewer Comment (XXXX-XX-XX): This exception will be cleared after the payment amounts for the REO properties are verified due to the DTI currently having over a X% variance to what is shown on the Approval and XXXX provided.

Buyer Comment (XXXX-XX-XX): Current Business Entity Confirmation

																	Buyer Comment (XXXX-XX-XX): XXXX and Approval	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	Borrower: XXXX, CPA Letter	Business License and/or CPA Letter are missing for the income for XXXX.	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): The CPA letter is required to verify the borrower's ownership percentage is XX% as stated, the Business Tax Transcripts are required due to the income being used, is being verified with the XXXX in file, which is income from the borrower's business. Therefore according to XX.X.X for SPJ-XX...when Tax Returns are used to determine the qualifying income, to process the XXXXC and obtain the Full Tax Return Transcripts for that year. Exception remains.

Buyer Comment (XXXX-XX-XX): Please be advised neither a CPA Letter nor Business Tax Transcripts are required for the JXX loan product.  XXXSales Guide, Section X.X.X - Self-Employment, states business tax returns are only required if a borrower chooses to use income from a C Corporation that is not reflected on the borrower's personal tax return.  The XXXX reflects the business income which has already been included with the loan file.  No further documentation is required.

Reviewer Comment (XXXX-XX-XX): Received the Business Entity listing, still missing the CPA letter and after further review, also missing the XXXX Business Tax Transcripts for the business XXXX. (Income using the business XXXX, therefore the Bus. Transcripts are required for the J-XX program). Exception remains

																	Buyer Comment (XXXX-XX-XX): Current Business Entity Condirmation	X/X/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX is less than amount of binding Lender Credit previously disclosed in the amount of $XXXX. (XXX)	Lender Credits was last disclosed as -$XXXX on LE and on Final Closing Disclosure as -$XXXX.	Reviewer Comment (XXXX-XX-XX): SitusAMC received valid changed circumstance and confirmed last notary date for close date and final CD

Buyer Comment (XXXX-XX-XX): Please note the loan consummation date is XX.XX.XXXX.  A non-borrowing owner could not sign the Mortgage until XX.XX.XXXX due to the signing occurring in a different state than the borrowers.  The rate lock was extended to accommodate the split signing which resulted in a decrease in the Lender Credit.   Please see the signature and Notary page of the Mortgage, dated XX.XX.XXXX.  In addition, please see the COC, dated XX.XX.XXXX, reflecting a change in the Lender Credit due to the lock extension.  The XX.XX.XXXX COC is valid.  No further cure required.  Thank you for reviewing this.

Reviewer Comment (XXXX-XX-XX): Per security instrument and note date closing occurred on X/X.  No changes may be made to loan terms after closing. Cure is required. No VCC after X/X is viable.  Any CD after X/X is considered a PCCD and a correction.

Buyer Comment (XXXX-XX-XX): Please be advised the PCCD, dated XX.XX.XXXX, and the Final Settlement Statement, dated XX.XX.XXXX, reflect the same Lender Credit of $XX,XXX.XX.  The COC's reflecting the changes to the Lender Credit have been previously uploaded.  Please see the  uploaded PCCD, dated XX.XX.XXXX, and the Final Settlement Statement, dated XX.XX.XXXX.  No additional cures required.  Thank you for reviewing this.

Reviewer Comment (XXXX-XX-XX): Most recent PCCD dated X/XX shows lender credit after cures of $XXXX.  Most recent closing statement (X/XX) shows Lender credit, before tolerance cure, or $XX,XXX.XX, or $XX,XXX after cures.  Please provide PCCD showing correct lender credit per most recent closing statement, or cure.

Buyer Comment (XXXX-XX-XX): See PCCD, dated XX.XX.XXXX.

Reviewer Comment (XXXX-XX-XX): Final CD was issue date X-X-XX which is same date as notary.  Final CD is based on consummation date, not disbursement date.  Disbursement date is post closing for which a changed circumstance is not valid to reduce the lender credit. AMC recognizes that fees can be updated in dry states.  Our testing methodology remains the same.  AMC only considers clearing exceptions if we receive evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing.  Cure is due to borrower with Corrected CD, LOE to borrower, copy of refund check and proof of mailing.

Reviewer Comment (XXXX-XX-XX): Exception Detail Updated from: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXXX  is less than amount of binding Lender Credit previously disclosed in the amount of $-XX,XXX.XX. (XXX)

Buyer Comment (XXXX-XX-XX): Please see the uploaded Disbursement Screen reflecting a disbursement date of XX.XX.XXXX.  The COC, dated XX.XX.XXXX is valid.  In addition, please see the PCCD reflecting the disbursement date of XX.XX.XXXX.

Reviewer Comment (XXXX-XX-XX): SFA TRID X.X Additional considerations XX)Post Close CD - Good Faith Tolerance:
Fees disclosed on most recent post close CDs issued within XX days of consummation (PCCD greater than XX days from consummation will require accompanying ALTA settlement statement to confirm figures disclosed to be used for testing) will be tested for tolerance under § XXXX.XX(e)(X) and any corresponding tolerance exceptions cited. PCCDs will not be permitted to rebaseline fee tolerance amounts despite occurrence of a valid changed circumstance (see example in Comment XX(f)(X)(iii)-X(ii))  Loan was closed on X/X, VCC is dated X/XX, or after closing.  VCC as it is after the X/X close date, is not viable and cure is required.

Buyer Comment (XXXX-XX-XX): COC, dated XX.XX.XXXX, reflecting change in Lender Credit due to Lock Extension. No cure required..  Thank you.

Reviewer Comment (XXXX-XX-XX): Lender Credit closed on X/X at $XX,XXX after tolerance exception was credited.  On X/XX Lender credit dropped to $XXXX. Cure is required.

Buyer Comment (XXXX-XX-XX): Please be advised the Lender Credit reflected on the Final CD matches the Lender Credit on the CD issued on XX.XX.XXXX.  No further disclosure required.

Reviewer Comment (XXXX-XX-XX): SitusAMC received changed circumstances dated X-XX-XX and X-X-XX.  However, the only LE in file, dated X-XX-XX reflects the rate lock as "NO".  The next disclosure in the series is the X-X-XX Initial CD.  The changed circumstance appears to be effecting another disclosure that was not received in package.  Please provide missing disclosure in order to apply changed circumstance.

																	Buyer Comment (XXXX-XX-XX): Please be advised the Final CD, dated XX.XX.XXXX, reflects a Lender Credit of $XX,XXX.XX. In addition, please see COC’s, dated XX.XX.XX and XX.XX.XX, respectively reflecting a decrease in Lender Credit due to a rate lock and an increase in Lender Credit of $XXXX for the under-disclosed Appraisal and Credit Report Fees. No further cure required.	X/XX/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXXX)	Appraisal Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. Lender cure provided $XXXX.	Reviewer Comment (XXXX-XX-XX): Sufficient cure provided at closing.

Reviewer Comment (XXXX-XX-XX): Cleared in error.

Reviewer Comment (XXXX-XX-XX): SitusAMC : Sufficient Cure Provided at closing.

																	Buyer Comment (XXXX-XX-XX): Please be advised the Final CD, dated XX.XX.XXXX, reflects a Lender Credit of $XX,XXX.XX. In addition, please see COC’s, dated XX.XX.XX and XX.XX.XX, respectively reflecting a decrease in Lender Credit due to a rate lock and an increase in Lender Credit of $XXXX for the under-disclosed Appraisal and Credit Report Fees. No further cure required.		X/XX/XXXX X:XX:XX PM		X	B	X/X/XXXX	HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX)	Second Appraisal Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX. Lender cure provided $XXXX.	Reviewer Comment (XXXX-XX-XX): Sufficient cure provided at closing.

Reviewer Comment (XXXX-XX-XX): Cleared in error.

Reviewer Comment (XXXX-XX-XX): SitusAMC : Sufficient Cure Provided at closing.

																	Buyer Comment (XXXX-XX-XX): Please be advised the Final CD, dated XX.XX.XXXX, reflects a Lender Credit of $XX,XXX.XX. In addition, please see COC’s, dated XX.XX.XX and XX.XX.XX, respectively reflecting a decrease in Lender Credit due to a rate lock and an increase in Lender Credit of $XXXX for the under-disclosed Appraisal and Credit Report Fees. No further cure required.		X/XX/XXXX X:XX:XX PM		X	B	X/X/XXXX	HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX)	Credit Report Fee was last disclosed as $XXXX on LE and on Final Closing Disclosure as $XXXX Lender cure provided $XXXX.	Reviewer Comment (XXXX-XX-XX): Sufficient cure provided at closing.

Reviewer Comment (XXXX-XX-XX): Cleared in error.

Reviewer Comment (XXXX-XX-XX): SitusAMC : Sufficient Cure Provided at closing.

																	Buyer Comment (XXXX-XX-XX): Please be advised the Final CD, dated XX.XX.XXXX, reflects a Lender Credit of $XX,XXX.XX. In addition, please see COC’s, dated XX.XX.XX and XX.XX.XX, respectively reflecting a decrease in Lender Credit due to a rate lock and an increase in Lender Credit of $XXXX for the under-disclosed Appraisal and Credit Report Fees. No further cure required.		X/XX/XXXX X:XX:XX PM		X	B	X/X/XXXX	HI	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank XXXX): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Ability to Repay is failing due to missing XXXX income documentation for XXXX. (Tax Return, Schedule KX, XXXX, P&L).	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): The CPA letter is required to verify the borrower's ownership percentage is XX% as stated, the Business Tax Transcripts are required due to the income being used, is being verified with the XXXX in file, which is income from the borrower's business. Therefore according to XX.X.X for SPJ-XX...when Tax Returns are used to determine the qualifying income, to process the XXXXC and obtain the Full Tax Return Transcripts for that year. Exception remains.

Buyer Comment (XXXX-XX-XX): Please be advised neither a CPA Letter nor Business Tax Transcripts are required for the JXX loan product.  XXXSales Guide, Section X.X.X - Self-Employment, states business tax returns are only required if a borrower chooses to use income from a C Corporation that is not reflected on the borrower's personal tax return.  The XXXX reflects the business income which has already been included with the loan file.  No further documentation is required.

Reviewer Comment (XXXX-XX-XX): ATR is a fail due to still missing the CPA letter and after further review, also missing the Business Tax Transcripts for the business XXXX. (Income using the business XXXX, therefore the Bus. Transcripts are required for the J-XX program).

																	Buyer Comment (XXXX-XX-XX): XXXX Income Documentation not required. Note date is XX.XX.XXXX.	X/X/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Partnership	Ability to Repay (Dodd-Frank XXXX): Unable to verify Partnership income using reasonably reliable third-party records. (XXXX/Partnership)	Ability to Repay is failing due to missing XXXX income documentation for XXXX. (Tax Return, Schedule KX, XXXX, P&L).	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): The CPA letter is required to verify the borrower's ownership percentage is XX% as stated, the Business Tax Transcripts are required due to the income being used, is being verified with the XXXX in file, which is income from the borrower's business. Therefore according to XX.X.X for SPJ-XX...when Tax Returns are used to determine the qualifying income, to process the XXXXC and obtain the Full Tax Return Transcripts for that year. Exception remains.

Buyer Comment (XXXX-XX-XX): Please be advised neither a CPA Letter nor Business Tax Transcripts are required for the JXX loan product.  XXXSales Guide, Section X.X.X - Self-Employment, states business tax returns are only required if a borrower chooses to use income from a C Corporation that is not reflected on the borrower's personal tax return.  The XXXX reflects the business income which has already been included with the loan file.  No further documentation is required.

Reviewer Comment (XXXX-XX-XX): ATR fail due to the still missing the CPA letter and after further review, also missing the Business Tax Transcripts for the business XXXX. (Income using the business XXXX, therefore the Bus. Transcripts are required for the J-XX program).

																	Buyer Comment (XXXX-XX-XX): XXXX Income Documentation not required. Note date is XX.XX.XXXX.	X/X/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank XXXX): General Ability-to-Repay requirements not satisfied.	Ability to Repay is failing due to missing XXXX income documentation for XXXX. (Tax Return, Schedule KX, XXXX, P&L).				Reviewer Comment (XXXX-XX-XX): Cleared	X/X/XXXX X:XX:XX PM			X	A	X/X/XXXX	HI	Second Home	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362				XXXXXXXX	XXXXXXXXXX-XXXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on XX/XX/XXXX incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final XX/XX/XXXX)					Reviewer Comment (XXXX-XX-XX): Corrected CD reflects HOI included in escrow. Buyer Comment (XXXX-XX-XX): CD reflects HOI included with Escrow. Please see First Payment Letter confirming Escrow.	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	HI	Second Home	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXXX)	Sufficient cure to borrower at closing				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX X:XX:XX PM		X	A	X/X/XXXX	HI	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Sufficient cure to borrower at closing				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX X:XX:XX PM		X	A	X/X/XXXX	HI	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287362				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX X:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Sufficient or excess cure was provided to the borrower at Closing. (XXX)	Sufficient cure to borrower at closing				Reviewer Comment (XXXX-XX-XX): Sufficient Cure Provided At Closing		X/XX/XXXX X:XX:XX PM		X	A	X/X/XXXX	HI	Second Home	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
218287363	XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX)	Initial LE disclosed a second appraisal fee $XXXX No valid Change of Circumstance.	Reviewer Comment (XXXX-XX-XX): SitusAMC received the missing LE dated XX/XX for the COC available in the file hence after review exception has been cleared.

Buyer Comment (XXXX-XX-XX): attached LE fee changed on the X/XX

Reviewer Comment (XXXX-XX-XX): SitusAMC upon further review the COC received is dated XX/XX however fee increased on LE dated XX/XX which is not within X days of change. Please provide valid COC/any missing LE sent within X days of COC or please provide cure documents.

																	Buyer Comment (XXXX-XX-XX): Uploaded COCs	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287363				XXXXXXXX	XXXXXXXXXX-XXXX	X/XX/XXXX XX:XX:XX PM	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXXX exceeds tolerance of $XXXX. Insufficient or no cure was provided to the borrower. (XXX)	Change of Circumstance not dated within X business days of the change.				Reviewer Comment (XXXX-XX-XX): SitusAMC upon further review received valid COC hence no further action required Buyer Comment (XXXX-XX-XX): Uploaded COCs	X/XX/XXXX X:XX:XX AM			X	A	X/X/XXXX	TN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	No
218287364				XXXXXXXX	XXXXXXXXXX-XXXXX	XX/XX/XXXX X:XX:XX PM	Credit	Missing Document	General	Missing Document	Missing Document: Donor Check not provided		Donor Gift letter states gift funds will be wired directly to title company. Missing documentation to verify funds.				Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared. Buyer Comment (XXXX-XX-XX): Uploaded wire transfer receipt for gift funds of $X,XXX.XX.	XX/XX/XXXX XX:XX:XX AM			X	A	X/XX/XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287364	XXXXXXXX	XXXXXXXXXX-XXXX	XX/XX/XXXX X:XX:XX PM	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of X.XX is less than Guideline PITIA months reserves of X.XX.	A total of X months reserves required. X months reserves for subject property, X month reserve for departure residence being retained as an investment and X month for existing investment property.	Reviewer Comment (XXXX-XX-XX): Cleared

Reviewer Comment (XXXX-XX-XX): Calculated cash to close is as follows - Closing Cost $XX,XXX.XX, Down Payment $XXX,XXX.XX, Other Credits -$X,XXX.XX and Other Credits Gift Funds $X,XXX.XX Totals $XXX,XXX.XX Calculated Cash to Close

Buyer Comment (XXXX-XX-XX): Please provide breakdown-clarify cash to close as $XXX,XXX.XX by AMC causing reserves shortage.
Check in file - cash to close--$XXX,XXX.XX and is same amount on Final Exec CD.

Reviewer Comment (XXXX-XX-XX): The calculated cash to close is actually $XXX,XXX.XX, which leaves only $XX,XXX.XX for the reserves. Which is insufficient. Exception remains.

Buyer Comment (XXXX-XX-XX): Calculated total assets of $XXXXXX.XX ($XXXX Gift Funds, $XX,XXX.XX account XXXX, $XXX,XXX.XX account XXXX) – cash to close $XXX,XXX.XX = $XX,XXX.XX / PITIA $X,XXX.XX = XX.XX months

Reviewer Comment (XXXX-XX-XX): The amount of reserves calculated after closing is inaccurate on the UW sheet provided, the funds remaining are $XX,XXX.XX, which only  leaves X.XX in reserves. Exception remains.

																	Buyer Comment (XXXX-XX-XX): Uploaded UW approval reflecting X.XX months in reserves.	X/XX/XXXX XX:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
218287364	XXXXXXXX	XXXXXXXXXX-XXXXX	XX/XX/XXXX X:XX:XX PM	Credit	Credit	Credit Documentation	Guideline	The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.	Reviewer Comment (XXXX-XX-XX): Received required documentation. Cleared.

Buyer Comment (XXXX-XX-XX): Updated FDV Rpt

Buyer Comment (XXXX-XX-XX): See emails and conversation log.  Lien was paid off X/X/XXXX.  Correlates to Existing MTG also on X/X/XXXX

Reviewer Comment (XXXX-XX-XX): An additional Lien is showing on the Fraud report for $XXX,XXX, and there is no indication that it was paid off, nor is there history provided for this lien. Please provide proof of free and clear, or a XX month housing history. Exception remains.

Buyer Comment (XXXX-XX-XX): Borrower owned primary residence free and clear for the last XX years. Borrower just took a loan out but first payment was not until X/X/XX. Loan closed prior to this.

Reviewer Comment (XXXX-XX-XX): After further review the only other history is for an additional X months, and the X months on the XXXX, therefore only XX months have been verified. Exception remains.

Buyer Comment (XXXX-XX-XX): The borrower’s primary residence listed on the XXXX application is XXXXX XXXX. The mortgage for XXXXX XXXX is with XXXX. This mortgage account did not open until XX/XX/XXXX. Please review credit report and mortgage statement for a combined total of XX months of payment history.

Buyer Comment (XXXX-XX-XX): Correction. The mortgage account for XXXXX XXXX did not open with XXXX until XX/XX/XXXX.

Buyer Comment (XXXX-XX-XX): The borrower primary residence listed on the XXXX application is XXXXX XXXX. The mortgage for XXXXX XXXX  is with XXXX. This mortgage account did not open until XX/XX/XXXX. Please credit report and mortgage statement for a combine total of XX months of payment history.

Reviewer Comment (XXXX-XX-XX): The required documentation is the borrower's payment history for their primary residence to satisfy their XX months of Housing History requirements. Only X months have been verified. Exception remains.

Buyer Comment (XXXX-XX-XX): Uploaded mortgage statement, hoa statement, and verification of insurance XXXXX XXXX .

Reviewer Comment (XXXX-XX-XX): VOR/VOM is required for the borrower's primary housing history.

																	Buyer Comment (XXXX-XX-XX): For which property?	X/X/XXXX X:XX:XX PM			X	A	X/XX/XXXX	TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No